Material Accounting Policy Information (Policies)	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Basis of presentation [Policy Text Block]

(a) Basis of presentation

Statement of Compliance with IFRS

These annual consolidated financial statements are prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), and the interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). These consolidated financial statements are presented on a historical cost basis, except for financial instruments classified as fair value through profit or loss ("FVTPL") or as fair value through other comprehensive income ("FVOCI"), in U.S. dollars. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. The preparation of these consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company's accounting policies.

Basis of consolidation [Policy Text Block]

(b) Basis of consolidation

These consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries:

Name of	Country of	Ownership	Ownership	Principal
Subsidiary	Incorporation	31-Mar-24	31-Mar-23	Activity
GP GreenPower Industries Inc.	Canada	100%	100%	Holding company
GreenPower Motor Company, Inc.	United States	100%	100%	Electric bus manufacturing and distribution
0939181 BC Ltd.	Canada	100%	100%	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc.	United States	100%	100%	Electric bus leasing
0999314 BC Ltd.	Canada	100%	100%	Inactive
Electric Vehicle Logistics Inc.	United States	100%	100%	Vehicle Transportation
GreenPower Manufacturing WV Inc.	United States	100%	100%	Electric bus manufacturing and distribution
GP Truck Body Inc.	United States	100%	N/A	Truck body manufacturing
Lion Truck Body Incorporated	United States	100%	100%	Truck body manufacturing
Gerui New Energy Vehicle (Nanjing) Co., Ltd.	China	100%	100%	Electric bus manufacturing and distribution
EA Green-Power Private Ltd.	India	100%	100%	Electric bus manufacturing and distribution

All intercompany balances, transactions, revenues and expenses are eliminated upon consolidation. Certain information and note disclosures which are considered material to the understanding of the Company's consolidated financial statements are provided below.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

Financial instruments Classification [Policy Text Block]

(c) Financial instruments Classification

IFRS 9 requires a company to classify its financial instruments based on the way they are measured, into one of three categories: Amortized Cost, FVTPL, and FVOCI. In determining the appropriate category for financial assets, a company must consider whether it intends to hold the financial assets and collect the contractual cash flows or to collect the cash flows and sell financial assets (the "business model test") and whether the contractual cash flows of an asset are solely payments of principal and interest (the "SPPI test").

All of the Company's financial instruments, initially recognized at fair value, are subsequently measured at amortized cost using the effective interest method.

Financial liabilities classified as FVTPL are measured at fair value with unrealized gains and losses recognized through the Consolidated Statements of Operations. The Company did not have any liabilities classified as FVTPL as at March 31, 2024 and March 31, 2023.

Certain debt instrument assets must be classified as FVOCI unless the option to FVTPL is taken and the FVOCI classification is an election for equity assets. The Company did not have any debt or equity assets classified as FVOCI as at March 31, 2024 and March 31, 2023.

Measurement

GreenPower initially measures its financial instruments at fair value and subsequently at amortized cost using the effective interest method. Transaction costs are included in the initial fair value measurement of the financial instruments, and the Company incorporates the expected credit loss in financial assets on a forward-looking basis. The Company will, at a minimum, recognize 12-month expected losses in profit or loss, and if a significant increase in credit risk occurs after initial recognition, lifetime expected losses will be recognized.

Impairment

The Company assesses on a forward-looking basis the expected credit loss associated with financial assets measured at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, which is recorded as an allowance for credit losses. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. As at March 31, 2024 the Company recognized net allowance for credit losses of $1,319,873  against its accounts receivable, (2023 – net $94,791) (Note 5). The Company recognized an allowance for credit losses of $131,089 on its promissory note receivable during the year ended March 31, 2024 (2023 – nil).

Lifetime expected losses will be recognized on financial assets for which there is a significant increase in credit risk after initial recognition. During the year ended March 31, 2024 the Company recognized an impairment of $nil on accounts receivables (2023 - $nil). During the year ended March 31, 2024 the Company recognized an impairment of $423,267 on its finance lease receivables (2023 - $nil).

Cash and cash equivalents [Policy Text Block]

(d) Cash and cash equivalents

Cash and cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less and are subject to an insignificant risk of change in value. As at March 31, 2024 and March 31, 2023 the Company had no cash equivalents.

Revenue recognition [Policy Text Block]

(e) Revenue recognition

The majority of the Company's contracts have a single performance obligation, which is the delivery of goods, including electric vehicles, vehicle parts, and completed truck bodies. The Company recognizes revenue from these contracts with customers when a customer obtains control of the goods or services, and the Company satisfies its performance obligation to customers in exchange for consideration the Company expects to receive, net of discounts and taxes. Revenue for these contracts is allocated to the single performance obligation, which is the transfer of the asset, including vehicles, vehicle parts, and completed truck bodies. Payment terms vary by customer, and the range of payment terms can vary between requiring up front deposits, payment on receipt, or net terms of 30 days or longer in exceptional circumstances.

The Company has also recognized revenue from a contract under which the Company was reimbursed for certain costs incurred on a project over time. This revenue was recognized over the period earned, in accordance with the terms of the Contract. The Company has also earned vehicle transportation revenue, which is recognized when the transportation is completed. The Company is a lessor under certain lease contracts involving GreenPower all-electric vehicles. The recognition of lease revenue is discussed in note 2. (p).

When the period between the receipt of consideration and revenue recognition is greater than one year, the Company determines whether the financing component is significant to the contract. Where a contract is determined to have a significant financing component, the transaction price is adjusted to reflect the financing. The discount rate used in adjusting the promised amount of consideration is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. This rate is not subsequently adjusted for any other changes over the contract term.

Warranty [Policy Text Block]

(f) Warranty

GreenPower provides its customers with a warranty on its vehicles which typically have a term of five years. Management estimates the related provision for future warranty claims based on historical warranty claim information as well as recent trends that might suggest past cost information may differ from future claims. The warranty expense provision is booked as a percentage of revenue, which creates a Warranty liability from which actual disbursements are deducted as incurred. GreenPower had a warranty liability balance to cover future warranty expenditures of $2,499,890 as at March 31, 2024 (2023 - $2,077,749) (Note 20).

Impairment of long-lived assets [Policy Text Block]

(g) Impairment of long-lived assets

At the end of each reporting period, the Company's assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the Consolidated Statements of Operations for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs. GreenPower recorded a writedown of assets of $423,237 during the year ended March 31, 2024 that was recorded on finance lease receivables, a writedown of $250,832 during the year ended March 31, 2023 that was booked against goodwill, and a writedown of $607,579 during the year ended March 31, 2022 that was booked against property and equipment, accounts receivable, and a promissory note receivable.

Foreign currency translation [Policy Text Block]

(h) Foreign currency translation

The consolidated entities and their respective functional currencies are as follows:

Entity	Functional Currency
GreenPower Motor Company Inc. (parent)	U.S. Dollar
GP GreenPower Industries Inc.	Canadian Dollar
GreenPower Motor Company, Inc.	U.S. Dollar
0939181 BC Ltd.	Canadian Dollar
San Joaquin Valley Equipment Leasing, Inc.	U.S. Dollar
0999314 B.C. Ltd.	Canadian Dollar
Electric Vehicle Logistics Inc.	U.S. Dollar
GreenPower Manufacturing WV Inc.	U.S. Dollar
GP Truck Body Inc.	U.S. Dollar
Lion Truck Body Incorporated	U.S. Dollar
EA GreenPower Private Ltd.	U.S. Dollar
Gerui New Energy Vehicle (Nanjing) Co. Ltd.	RMB

Translation to functional currency

Foreign currency transactions are translated into U.S. dollars using exchange rates in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at FVTPL. Gains and losses arising from foreign exchange are included in the Consolidated Statements of Operations.

Translation to presentation currency

The results and financial position of those entities with a functional currency different from the presentation currency are translated into the presentation currency as follows:

- assets and liabilities are translated at the closing rate at the date of the Statements of Financial Position;

- income and expenses are translated at average exchange rates; and

- all resulting exchange differences are recognized in accumulated other comprehensive income/loss.

Inventory [Policy Text Block]

(i)  Inventory

Vehicle inventory is recorded at the lower of average cost and net realizable value with cost determined by vehicle model in accordance with standard input costs which are reviewed and updated over time based on actual costs. Parts inventory is valued at the lower of cost and net realizable value. WIP inventory is valued based on actual costs to bring the WIP to its current state of completion. The Company's inventory consists of work in process (including electric vehicles and truck bodies), parts, and finished goods. In determining net realizable value for new vehicles, the Company considers the cost, the average age of the vehicles, and recent sales of the same or similar models from inventory. For used vehicles, the Company considers the value of new inventory and compares this to the age and condition of used inventory, as well as sales (including leases) of same or similar used inventory, where available. When a vehicle in inventory is used for demonstration purposes it is transferred to property and equipment at the lesser of net book value and net realizable value (Note 11).

Property, plant, and equipment [Policy Text Block]

(j)  Property, plant, and equipment

Property, plant and equipment ("PPE") are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Depreciation is provided at rates calculated to write off the cost of PPE, less their estimated residual value, using the following rates/estimated lives and methods:

Computers	3 years, straight line method
Furniture	7 years, straight line method
Automobiles	5-10 years, straight line method
Demonstration Electric Vehicles	5-12 years, straight line method
Tools and equipment	3 years, straight line method
Leasehold improvements	Straight line over term of lease or economic life

Loss per share [Policy Text Block]

(k) Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti- dilutive. GreenPower's loss per common share, basic and diluted, for the year ended March 31, 2024 was $(0.74), (2023 - $(0.64), 2022 - $(0.69)), and excludes stock options (Note 15) from the calculation of diluted EPS for each period, as their effect would be anti-dilutive.

Share capital [Policy Text Block]

(l)  Share capital

Common shares are classified as equity. Finder's fees and other related share issue costs, such as legal, regulatory, and printing, on the issue of the Company's shares are charged directly to share capital, net of any tax effects.

Share-based payment transactions [Policy Text Block]

(m) Share-based payment transactions

The Company grants share-based awards to certain officers, employees, directors and other eligible persons. The fair value of the equity-settled awards is determined at the date of the grant. The movement in cumulative expense is recognized in the Consolidated Statements of Operations with a corresponding entry against the related equity settled share-based payments reserve account over the vesting period. No expense is recognized for awards that do not ultimately vest. If the awards expire unexercised, the related amount remains in share-option reserve.

Government grants and vouchers [Policy Text Block]

(n) Government grants and vouchers

Government vouchers are recognized in revenue when there is reasonable assurance that the voucher will be received and the Company will comply with all required conditions. Those vouchers without specified future performance conditions are recognized in income when the voucher proceeds are receivable. A grant that imposes specified future performance conditions is recognized in income when those conditions are met. Government grants in the form of forgivable loans, or other forms of government grants or assistance, are evaluated in accordance with IAS 20 and are recognized when there is reasonable assurance that the Company will meet the terms of the government grant or assistance.

Provisions and contingent liabilities [Policy Text Block]

(o)  Provisions and contingent liabilities

Provisions are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are discounted when the time value of money is significant.

Leases [Policy Text Block]

(p)  Leases

Definition of a lease

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application and leases of low value assets as short-term leases. The lease payments associated with these leases are recognized as expenses on a straight-line basis over the lease term.

As a lessee

The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, based on the initial amount of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right of use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, at the Company's incremental borrowing rate.

As a lessor

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease.

Amounts due from lessees under finance leases are recorded as finance lease receivables at the amount of the Company's net investment in the leases. Finance lease income is recognized as revenue by allocating the lease income to accounting periods so as to reflect a constant periodic rate of return on the Company's net investment in the lease. The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term, included in Revenue in the consolidated statements of operations and comprehensive loss.

Goodwill and Impairment [Policy Text Block]

(q) Goodwill and Impairment

The Company is required to test, on an annual basis, whether goodwill has suffered any impairment. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows. The Company did not record any goodwill during the year ended March 31, 2024. During the year ended March 31 2023, GreenPower acquired Lion Truck Body Inc., and recorded goodwill of $250,832 on the acquisition (Note 22). This goodwill was tested at year-end, and was not supported by the estimated future cash flows of the business, and management concluded that the $250,832 of goodwill from the acquisition was impaired and was therefore written off.

Adoption of accounting standards [Policy Text Block]

(r) Adoption of accounting standards

Certain new accounting standards have been published by the IASB that are effective for annual reporting periods beginning on or after January 1, 2023. These changes were reviewed by management and did not cause a change to the Company's financial statements.

Future accounting pronouncements [Policy Text Block]

(s) Future accounting pronouncements

Certain new accounting standards have been published by the IASB that are not mandatory for the March 31, 2024 reporting period, as summarized in the following table:

Mandatorily effective for periods beginning on or after January 1, 2024	Mandatorily effective for periods beginning on or after January 1, 2025
IAS 1 - Presentation of Financial Statements (Non current liabilities with covenants)	IAS 21 - The effect of changes in Foreign Exchange Rates (effective Jan 1, 2025)
IAS 1 - Presentation of Financial Statements (classification of liabilities as current or non current)	IFRS 18 - Presentation and Disclosure in Financial Statements (effective Jan 1, 2027)
IAS 7 Statement of Cash Flows and IFRS 7 - Financial Instruments (Supplier finance arrangement disclosure requirements)	IFRS 19 - Subsidiaries without Public Disclosures (effective Jan 1, 2027)
IFRS 16 - Leases (liability in a sale and leaseback)

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards and is currently evaluating the impact, if any, that these standards might have on its consolidated financial statements.